Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Remeasurements:
Net defined benefit liabilities (assets)	¥ (187,988)	¥ (185,835)
Japanese plans [member]
Remeasurements:
Effects of asset ceiling	345,141	195,916
Net defined benefit liabilities (assets)	(26,001)	(23,099)
Foreign plans [member]
Remeasurements:
Effects of asset ceiling	70,054	37,807
Net defined benefit liabilities (assets)	109,918	86,075
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	980,252	1,081,392
Current service cost	21,419	24,203
Interest cost	21,486	16,392
Plan participants' contributions
Remeasurements:
Changes in demographic assumptions	(3,235)	980
Changes in financial assumptions	(79,242)	(83,744)
Other	(2,132)	3,325
Benefits paid	(58,011)	(62,296)
Exchange differences on translating foreign operations
Balance at end of year	880,537	980,252
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,006,596	1,037,123
Current service cost	19,615	19,077
Interest cost	50,632	50,717
Plan participants' contributions	3,841	4,022
Remeasurements:
Changes in demographic assumptions	3,344	1,982
Changes in financial assumptions	(19,047)	(28,838)
Other	14,447	8,516
Benefits paid	(72,880)	(63,038)
Exchange differences on translating foreign operations	79,598	(22,965)
Balance at end of year	1,086,146	1,006,596
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,199,267	1,247,059
Interest income	26,657	19,164
Actual return on plan assets, excluding interest income	63,950	(27,278)
Employer contributions	16,896	19,349
Plan participants' contributions
Remeasurements:
Benefits paid	(55,091)	(59,027)
Exchange differences on translating foreign operations
Balance at end of year	1,251,679	1,199,267
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	958,328	993,401
Interest income	48,176	52,338
Actual return on plan assets, excluding interest income	7,757	(19,496)
Employer contributions	21,944	15,683
Plan participants' contributions	3,841	4,022
Remeasurements:
Benefits paid	(72,880)	(63,038)
Exchange differences on translating foreign operations	79,116	(24,582)
Balance at end of year	¥ 1,046,282	¥ 958,328